SHARE CAPITAL (Details Textual) - Class of Stock [Domain] - Class of Warrant or Right [Domain]		1 Months Ended		3 Months Ended			6 Months Ended		9 Months Ended					12 Months Ended
		Jun. 30, 2014 USD ($) shares	May. 30, 2014 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) shares	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) $ / shares $ / Unit shares	Jun. 30, 2014 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares		Dec. 31, 2014 CAD shares		Dec. 31, 2013 USD ($) shares	Mar. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2014 CAD / shares	Mar. 31, 2013 CAD / shares	Mar. 31, 2012 USD ($) shares
Debt Conversion, Converted Instrument, Shares Issued | shares									33,333		33,333
Stock Issued During Period, Value, Stock Options Exercised								$ 228,875	$ 228,875
Stock Issued During Period, Value, Issued for Services															$ 117,192
Share-based Compensation				$ 1,297,558		$ 19,748	$ 1,669,195	90,286	112,573				$ 0	$ 0	0
Class of Warrant or Right, Outstanding | shares				18,049,075			18,049,075
Stockholders' Equity Attributable to Parent				$ 9,318,912			$ 9,318,912		(50,439)				(710,982)	(774,626)	471,822			$ (183,721)
Stock Issued During Period, Value, New Issues								2,616,062	2,616,062					96,320	1,486,980
Proceeds from Stock Options Exercised							$ 0	$ 228,875	$ 228,875				$ 0	$ 0	$ 0
Unsecured Debt [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares			436,908
Debt Conversion, Converted Instrument, Amount			$ 115,223
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares								1,310,734	416,667	[1]	416,667	[1]
Stock Issued During Period, Value, Stock Options Exercised								$ 1,311	$ 335,060	[1]
Stock Issued During Period, Shares, Issued for Services | shares	[2]														200,000
Stock Issued During Period, Value, Issued for Services	[2]														$ 117,192
Stock Issued During Period, Shares, Acquisitions | shares							6,000,063
Shares, Outstanding | shares				72,408,313			72,408,313		49,737,096				36,621,885	11,641,667	11,475,000			9,000,000	[3]
Stockholders' Equity Attributable to Parent				$ 72,408			$ 72,408		$ 4,837,844				$ 36,622	$ 1,658,585	$ 1,569,594			$ 5	[3]
Stock Issued During Period, Shares, New Issues | shares								10,792,335	3,430,756		3,430,756			166,667	2,525,000
Stock Issued During Period, Value, New Issues								$ 10,792	$ 2,616,062					$ 96,320	$ 1,486,980
Stock Repurchased and Retired During Period, Shares | shares	[4]														250,000
Proceeds from Stock Options Exercised									228,875		CAD 250,000
Stock Issued During Period, Value, Employee Stock Ownership Plan									$ 106,185
Common Stock [Member] | Debt One [Member]
Stock Issued During Period, Shares, New Issues | shares									105,555		105,555
Stock Issued During Period, Value, New Issues									$ 87,638		CAD 95,000
Common Stock [Member] | Libermann Family Trust [Member]
Stock Issued During Period, Shares, New Issues | shares									33,333		33,333
Stock Issued During Period, Value, New Issues									$ 27,585		CAD 30,000
Principal Owner [Member] | Common Stock [Member]
Shares, Outstanding | shares															7,750,000
Stockholders' Equity Attributable to Parent															$ 2
Director [Member]
Stock Issued During Period, Shares, Issued for Services | shares									105,555		105,555
Director [Member] | Common Stock [Member]
Shares, Outstanding | shares															250,000
Consultant [Member] | Common Stock [Member]
Shares, Outstanding | shares															1,250,000
Director and Consultant [Member] | Common Stock [Member]
Stockholders' Equity Attributable to Parent															$ 3
Two Founders [Member] | Common Stock [Member]
Stock Repurchased and Retired During Period, Shares | shares															125,000
Private Placement [Member] | Common Stock [Member]
Shares Issued, Price Per Share | (per share)															$ 0.59		CAD 0.60
Proceeds from Issuance of Private Placement															$ 170,815
Stock Issued During Period, Shares, New Issues | shares	[5]														291,667
Stock Issued During Period, Value, New Issues	[5]														$ 170,815
Exchangable Shares [Member]
Stock Issued During Period, Shares, Other | shares									10,792,335		10,792,335
Shares Issued, Price Per Share | $ / shares									$ 0.24
Proceeds from Issuance of Private Placement									$ 2,590,160
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares		1,310,734
Stock Issued During Period, Value, Stock Options Exercised		$ 228,875
Stock Transferred To Lenders | shares					314,560
Stock Reimbursed To Officers | shares					320,000
Stock Issued During Period, Shares, Issued for Services | shares					262,904
Stock Issued During Period, Value, Issued for Services					$ 241,185
Share-based Compensation					$ 210,323
Payments of Stock Issuance Costs									$ 11,609
First Closing [Member]
Stock Units Issued During Period | shares							7,735,750
Proceeds From Issuance of Stock Units							$ 6,188,600
Stock Units Issued During Period, Purchase Price Per Unit | $ / Unit							0.80
Stock Units Description							Each Unit consists of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period							4 years
Bridge Loan				$ 500,000			$ 500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.80			$ 0.80
Payments of Stock Issuance Costs							$ 848,822
Class of Warrant or Right, Outstanding | shares				773,575			773,575
Stock Issued During Period, Shares, Acquisitions | shares							50,000,000
Business Acquisition, Percentage of Voting Interests Acquired				100.00%			100.00%
First Closing [Member] | Investor [Member]
Stock Issued During Period, Shares, Acquisitions | shares							7,735,750
First Closing [Member] | Drywave Stockholders [Member]
Stock Issued During Period, Shares, Acquisitions | shares							6,000,063
Second Closing [Member]
Stock Units Issued During Period | shares							1,212,500
Proceeds From Issuance of Stock Units							$ 970,000
Stock Units Description							Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period							4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.80			$ 0.80
Payments of Stock Issuance Costs							$ 141,100
Class of Warrant or Right, Outstanding | shares				121,250			121,250
Third Closing [Member]
Stock Units Issued During Period | shares							891,250
Proceeds From Issuance of Stock Units							$ 713,000
Stock Units Description							Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period							4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.80			$ 0.80
Payments of Stock Issuance Costs							$ 92,690
Class of Warrant or Right, Outstanding | shares				89,125			89,125
Convertible Secured Promissory Note [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares		575,234
Debt Conversion, Converted Instrument, Amount		$ 124,523
Debt Conversion, Converted Instrument, Rate		20.00%
Private Placement One [Member] | Common Stock [Member]
Shares Issued, Price Per Share | (per share)															$ 0.58		0.60
Proceeds from Issuance of Private Placement															$ 519,420
Stock Issued During Period, Shares, New Issues | shares	[6]														895,834
Stock Issued During Period, Value, New Issues	[6]														$ 519,420
Private Placement Two [Member] | Common Stock [Member]
Shares Issued, Price Per Share | (per share)															$ 0.59		0.60
Proceeds from Issuance of Private Placement															$ 256,016
Stock Issued During Period, Shares, New Issues | shares	[7]														437,500
Stock Issued During Period, Value, New Issues	[7]														$ 256,016
Private Placement Three [Member] | Common Stock [Member]
Shares Issued, Price Per Share | (per share)															$ 0.61		0.60
Proceeds from Issuance of Private Placement															$ 232,546
Stock Issued During Period, Shares, New Issues | shares	[8]														383,333
Stock Issued During Period, Value, New Issues	[8]														$ 232,546
Private Placement Four [Member] | Common Stock [Member]
Shares Issued, Price Per Share | (per share)															$ 0.60		0.60
Proceeds from Issuance of Private Placement															$ 308,183
Stock Issued During Period, Shares, New Issues | shares	[9]														516,666
Stock Issued During Period, Value, New Issues	[9]														$ 308,183
Due From Issuance Of Private Placement															$ 58,846
Private Placement Five [Member] | Common Stock [Member]
Shares Issued, Price Per Share | (per share)														$ 0.58			CAD 0.60
Proceeds from Issuance of Private Placement														$ 96,320
Stock Issued During Period, Shares, New Issues | shares	[10]													166,667
Stock Issued During Period, Value, New Issues	[10]													$ 96,320
Private Placement Six [Member] | Common Stock [Member]
Shares Issued, Price Per Share | (per share)									$ 0.82							CAD 0.90
Proceeds from Issuance of Private Placement									$ 2,616,062		CAD 2,864,680
Payments of Stock Issuance Costs									$ 11,609
Stock Issued During Period, Shares, New Issues | shares	[11]								3,430,756		3,430,756
Stock Issued During Period, Value, New Issues	[11]								$ 2,616,062
Stock Issued During Period Value New Issues To Directors									$ 247,778
Private Placement Seven [Member] | Common Stock [Member]
Shares Issued, Price Per Share | (per share)									$ 0.68							CAD 0.90
Stock Issued During Period, Shares, Conversion of Units | shares									182,860		182,860
Debt Instrument, Increase, Accrued Interest									$ 124,523		CAD 131,659
Debt Instrument, Interest Rate, Effective Percentage									20.00%
Fifth Closing [Member]
Stock Units Issued During Period | shares							1,418,750
Proceeds From Issuance of Stock Units							$ 1,135,000
Stock Units Description							Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period							4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.80			$ 0.80
Payments of Stock Issuance Costs							$ 151,975
Class of Warrant or Right, Outstanding | shares				141,875			141,875
Sixth Closing [Member]
Stock Units Issued During Period | shares							2,035,000
Proceeds From Issuance of Stock Units							$ 1,628,000
Stock Units Description							Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period							4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.80			$ 0.80
Payments of Stock Issuance Costs							$ 211,656
Class of Warrant or Right, Outstanding | shares				203,500			203,500
Fourth Closing [Member]
Stock Units Issued During Period | shares							3,115,000
Proceeds From Issuance of Stock Units							$ 2,492,000
Stock Units Description							Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period							4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.80			$ 0.80
Payments of Stock Issuance Costs							$ 338,960
Class of Warrant or Right, Outstanding | shares				311,500			311,500

[1]	In June 2014, the Company issued 416,667 common shares for the exercise of stock options. The Company received cash of $228,875 ($250,000 CAD). The value of the options, $106,185, was transferred from contributed surplus to share capital on exercise.
[2]	In May, 2012, 200,000 common shares valued at $117,192 were issued for settlement of accounts payable relating to services performed in the prior year, which is included in general and administrative expenses for the year ended March 31, 2013.
[3]	The opening balance consists of 7,750,000 common shares issued to its two founders for a consideration of $2, 1,000,000 commons shares issued to two directors and 250,000 common shares to a consultant for a total of 1,250,000 common shares for consideration of $3.
[4]	In August, 2012, 125,000 common shares each issued to the two founders on March 24, 2011, for a total of 250,000 common shares were cancelled.
[5]	In May, 2012, the Company issued through a private placement, 291,667 common shares at a price of $0.59 (0.60 CAD) per share for aggregate gross proceeds of $170,815.
[6]	In June, 2012, the Company issued through a private placement, 895,834 common shares at a price of $0.58 (0.60 CAD) per share for aggregate gross proceeds of $519,420.
[7]	In September, 2012, the Company issued through a private placement, 437,500 common shares at a price of $0.59 (0.60 CAD) per share for aggregate gross proceeds of $256,016.
[8]	In December, 2012, the Company issued through a private placement, 383,333 common shares at a price of $0.61 (0.60 CAD) per share for aggregate gross proceeds of $232,546.
[9]	In March 2013, the Company issued through a private placement, 516,666 common shares at a price of $0.60 (0.60 CAD) per share for aggregate gross proceeds of $308,183. $58,846 of the proceeds were not received as at March 31, 2013 and accordingly are presented as subscriptions receivable on the balance sheet.
[10]	In June, 2013, the Company issued through a private placement, 166,667 common shares at a price of $0.58 ($0.60 CAD) per share for aggregate gross proceeds of $96,320.
[11]	In April, 2014, the Company completed a private placement issuing 3,182,978 common shares at a price of $0.82 ($0.90 CAD) per share for gross proceeds of $2,616,062 ($2,864,680 CAD). A former director of the Company assisted in securing a significant portion of this financing. As a result the Company issued 247,778 common shares as a finder’s fee to this director. The Company also incurred $11,609 in share issue costs related to the transaction.